Long-Term Debt	8 Months Ended
Sep. 14, 2021
Aria Energy LLC [Member]
Long-Term Debt [Line Items]
Long-Term Debt

NOTE 6 — Long-Term Debt — Predecessor

(in thousands)	September 14, 2021	December 31, 2020
Notes payable – due October 7, 2020	$91,115	$102,831
Term Loan B – due May 2022	—	137,978
Debt origination costs	(685)	(1,385)
Total	90,430	239,424
Less: current portion of debt, net	90,430	102,831
Long-term portion	$—	$136,593

Notes Payable

In October 2010, LESPH entered into a credit agreement with a syndicate of bank lenders that provided for a term note and a working capital commitment, which is described below. The term note, along with working capital commitment, is collateralized exclusively by the assets of LESPH, and is nonrecourse to Aria Energy LLC. In accordance with the associated credit agreement, the above notes payable were due October 7, 2020, but were unpaid as of December 31, 2020.

Aria enacted a plan to sell LESPH in 2020. On March 1, 2021, Aria entered into a MIPA for the purpose of selling 100% of the membership interests in LESPH. In accordance with Section 4.02 of the MIPA, the Sellers obligations at closing include the execution of the Lender Release, as defined in the agreement, releasing of Liens and claims with respect to LESPH and its consolidated and non-consolidated subsidiaries, terminating the LESPH credit agreement and discharging the borrowers’ obligations.

The sale of LESPH occurred on June 10, 2021 and the extinguishment of the debt resulted in a gain being recorded equal to the difference between the reacquisition price and the net carrying amount of the debt of $122.6 million ($102.8 million in principal, $19.8 million in unpaid interest). This gain is classified as part of non-operating income on the consolidated statement of operations.

Senior Secured Credit Facility Revolver and Term Loan B

Aria Energy LLC and certain subsidiaries (the “Borrowers”) entered into a senior secured credit facility that provides for a $200 million secured term loan maturing in May 2022, and a $40.2 million secured revolving credit facility, of which $40.0 million can be used for letters of credit. During 2020, the revolving credit maturity date was extended until November 24, 2021. The facility is secured by a first lien security interest in the assets of the Borrowers. Payments on the term loan were due in quarterly installments of $0.5 million that began on September 30, 2015 and continued until the debt was retired as part of the Business Combinations.